Related Party Transactions (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		6 Months Ended
	Apr. 27, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)
Nanmu (Shanghai) Financial Leasing Co., Ltd. [Member]
Related Party Transaction [Line Items]
Investment deposit		$ 8,650	¥ 58,692
Mr. Jia Li [Member]
Related Party Transaction [Line Items]
Consideration per share (in Yuan Renminbi per share) | $ / shares	$ 1.64
Aggregate consideration | $	$ 3,000
Shares purchase | shares	1,829,269